Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 6 — INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2024	2023
Raw materials	$3,128,599	$3,241,087
Work in progress	1,876,800	2,449,175
Finished goods	666,405	753,560
Goods in transit	399,304	165,862
Other consumables	44,311	36,886
Inventories provision	(1,247,384)	(1,069,201)
Total inventories, net	$4,868,035	$5,577,369

The movement of allowances for inventory provision is as follow:

	As of December 31,
	2024	2023
Beginning balance	$1,069,201	$862,736
Allowance for inventory provision	210,377	231,715
Exchange difference	(32,194)	(25,250)
Ending balance	$1,247,384	$1,069,201